Description of Business and Segmented Disclosures - Additional Information (Detail) $ in Millions		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025 CAD ($) plant u_cve_customer	Dec. 31, 2024 CAD ($) u_cve_customer
Disclosure of operating segments [line items]
Number of ethanol plants | plant		2
Number of major customers | u_cve_customer		2	2
Gross Sales		$ 52,751	$ 57,726
Downstream
Disclosure of operating segments [line items]
Gross Sales		29,197	33,618
Downstream | Canadian Refining
Disclosure of operating segments [line items]
Gross Sales		5,079	5,310
Customer One
Disclosure of operating segments [line items]
Gross Sales		11,700	17,700
Customer Two
Disclosure of operating segments [line items]
Gross Sales		$ 5,800	$ 8,100
Bottom of range
Disclosure of operating segments [line items]
Percentage of entity's revenues from gross sales		10.00%
WRB Refining LP
Disclosure of operating segments [line items]
Share of equity investment	50.00%